Recently Issued accounting Pronouncements (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Recently Issued accounting Pronouncements
Government grants and other assistance benefits for salaries and wages	$ 6	$ 26	$ 64	$ 101
Government grants receivable	$ 8		$ 6	$ 25